Condensed Unaudited Consolidated Statements of Changes in Equity - USD ($)	Share capital	Share-based payment reserve	Foreign Currency Translation Reserve	Deficit	Total
Beginning balance at Dec. 31, 2019	$ 50,616,051	$ 11,006,367	$ 287,307	$ (47,280,254)	$ 14,629,471
Beginning balance, shares at Dec. 31, 2019	37,049,374
Shares issued for cash	$ 7,870				7,870
Shares issued for cash (in shares)	7,500
Shares issued cost	$ (51,913)				(51,913)
Stock-based compensation		1,884,570			1,884,570
Net loss for the year				(1,418,829)	(1,418,829)
Foreign currency translation reserve			(1,411,147)		(1,411,147)
Ending balance at Mar. 31, 2020	$ 50,572,008	12,890,937	(1,123,840)	(48,699,083)	13,640,022
Ending balance, shares at Mar. 31, 2020	37,056,874
Beginning balance at Dec. 31, 2019	$ 50,616,051	11,006,367	287,307	(47,280,254)	14,629,471
Beginning balance, shares at Dec. 31, 2019	37,049,374
Effect of change in functional currency	$ (14,539,226)				(14,539,226)
Ending balance at Dec. 31, 2020	$ 212,058,836	16,446,400	4,501,213	(110,327,159)	122,679,290
Ending balance, shares at Dec. 31, 2020	89,309,563
Net loss for the year					(180,664)
Ending balance at Mar. 31, 2021	$ 357,542,725	17,630,308	4,493,354	(110,507,823)	269,158,564
Ending balance, shares at Mar. 31, 2021	112,929,422
Beginning balance at Jan. 01, 2021	$ 197,519,610	16,446,400	4,501,213	(110,327,159)	108,140,064
Beginning balance, shares at Jan. 01, 2021	89,309,563
Shares issued for cash	$ 142,493,563				142,493,563
Shares issued for cash (in shares)	20,365,495
Shares issued pursuant to exercise of warrants	$ 16,802,299	(1,164)			16,801,135
Shares issued pursuant to exercise of warrants (in shares)	2,195,640
Shares issued pursuant to exercise of options	$ 727,253	(277,794)			449,459
Shares issued pursuant to exercise of options (in shares)	1,058,724
Stock-based compensation		1,462,866			1,462,866
Net loss for the year				(180,664)	(180,664)
Foreign currency translation reserve			(7,859)		(7,859)
Ending balance at Mar. 31, 2021	$ 357,542,725	$ 17,630,308	$ 4,493,354	$ (110,507,823)	$ 269,158,564
Ending balance, shares at Mar. 31, 2021	112,929,422